Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net earnings (loss)	$ 16,229	$ (234,195)
Adjustments for:
Share-based compensation	9,361	8,320
Depletion and amortization	46,904	48,270
Net gain on disposal of an offtake interest	(0)	(7,636)
Impairment of assets	26,300	248,300
Finance costs	8,409	7,161
Share of loss of associates	7,657	22,209
Net gain on acquisition of investments	(3,827)	(1,006)
Change in fair value of financial assets at fair value through profit and loss	(2,387)	1,089
Net (gain) loss on dilution of investments in associates	(10,381)	3,687
Net (gain) loss on disposal of investments	(5,357)	27,391
Impairment of investments	7,998	12,500
Foreign exchange loss	(652)	1,901
Deferred income tax expense (recovery)	3,760	(41,197)
Deemed listing fees of Osisko Development	1,751	0
Other	479	(416)
Net cash flows provided by operating activities before changes in non-cash working capital items	106,244	96,378
Changes in non-cash working capital items	1,734	(4,780)
Net cash flows provided by operating activities	107,978	91,598
Investing activities
Net disposal (acquisition) of short-term investments	412	(39,597)
Cash acquired through the acquisition of Barkerville	0	8,312
Transaction fees paid on acquisition of Barkerville	0	(1,513)
Acquisition of the San Antonio gold project	(52,208)	0
Acquisition of investments	(49,194)	(62,815)
Proceeds on disposal of investments	10,864	130,128
Acquisition of royalty and stream interests	(66,062)	(77,814)
Proceeds on disposal of royalty and stream interests	0	57,016
Mining assets and plant and equipment	(71,828)	(6,321)
Exploration and evaluation expenses, net of tax credits	(202)	166
Reclamation deposits	4,762	0
Other	357	0
Net cash flows (used in) provided by investing activities	(223,099)	7,562
Financing activities
Private placement of common shares	85,000	0
Investments from minority shareholders	214,323	0
Share issue expenses from investments from minority shareholders	(5,965)	0
Exercise of share options and shares issued under the share purchase plan	7,835	21,783
Increase in long-term debt	71,660	19,772
Repayment of long-term debt	(19,205)	(30,000)
Common shares acquired and cancelled through a share repurchase	0	(129,486)
Normal course issuer bid purchase of common shares	(3,933)	(13,533)
Dividends paid	(28,914)	(27,455)
Other	(3,940)	(2,991)
Net cash flows provided by (used in) financing activities	316,861	(161,910)
Increase (decrease) in cash before effects of exchange rate changes on cash	201,740	(62,750)
Effects of exchange rate changes on cash	(7,439)	(3,292)
Increase (decrease) in cash	194,301	(66,042)
Cash - January 1	108,223	174,265
Cash - December 31	$ 302,524	$ 108,223